Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 29, 2016
Registrant Name	HARTFORD MUTUAL FUNDS INC/CT
Central Index Key	0001006415
Amendment Flag	false
Document Creation Date	Feb. 29, 2016
Document Effective Date	Feb. 29, 2016
Prospectus Date	Mar. 01, 2016
Hartford Environmental Opportunities Fund (Prospectus Summary) | Hartford Environmental Opportunities Fund | Class A
Risk/Return:
Trading Symbol	HEOMX
Hartford Environmental Opportunities Fund (Prospectus Summary) | Hartford Environmental Opportunities Fund | Class C
Risk/Return:
Trading Symbol	HEONX
Hartford Environmental Opportunities Fund (Prospectus Summary) | Hartford Environmental Opportunities Fund | Class I
Risk/Return:
Trading Symbol	HEOIX
Hartford Environmental Opportunities Fund (Prospectus Summary) | Hartford Environmental Opportunities Fund | Class R3
Risk/Return:
Trading Symbol	HEORX
Hartford Environmental Opportunities Fund (Prospectus Summary) | Hartford Environmental Opportunities Fund | Class R4
Risk/Return:
Trading Symbol	HEOSX
Hartford Environmental Opportunities Fund (Prospectus Summary) | Hartford Environmental Opportunities Fund | Class R5
Risk/Return:
Trading Symbol	HEOTX
Hartford Environmental Opportunities Fund (Prospectus Summary) | Hartford Environmental Opportunities Fund | Class R6
Risk/Return:
Trading Symbol	HEOVX
Hartford Environmental Opportunities Fund (Prospectus Summary) | Hartford Environmental Opportunities Fund | Class Y
Risk/Return:
Trading Symbol	HEOYX